SUMMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	May 02, 2020
Allowance for doubtful accounts	$ 26,000	$ 10,000
Marketing costs	$ 56,943	$ 92,144
Useful life of intangible assets	5 years
Interest rate	8.00%
Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share	9,488,750	2,585,177
Minimum [Member] | Equipment and software [Member]
Property and equipment, useful life	1 year
Maximum [Member] | Equipment and software [Member]
Property and equipment, useful life	10 years
Paycheck Protection Program [Member]
Interest rate	1.00%
Loan amount			$ 710,500
Interest rate description	The loan bears interest at a rate of 1% and is payable in monthly installments of principal and interest over 24 months beginning 6 months from the date of the note.